UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2010

1.814653.105

NCC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 63.7%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
4/26/10	0.32% (c)	$ 50,000,000	$ 50,000,000
Atlantic Asset Securitization Corp.
4/7/10	0.21	4,000,000	3,999,860
Autobahn Funding
4/1/10 to 4/21/10	0.24 to 0.26	250,538,000	250,515,564
Banco Bilbao Vizcaya Argentaria SA (London Branch)
5/24/10 to 6/22/10	0.25 to 0.36	173,000,000	172,900,779
BNP Paribas Finance, Inc.
8/16/10 to 9/14/10	0.40 to 0.45	195,000,000	194,659,903
Canadian Imperial Holdings, Inc.
4/9/10 to 4/15/10	0.23 to 0.25 (c)	300,000,000	300,000,000
Commerzbank U.S. Finance, Inc.
4/1/10 to 5/21/10	0.22 to 0.27	155,000,000	154,976,188
Commonwealth Bank of Australia
9/9/10 to 9/10/10	0.33	56,000,000	55,918,353
Credit Agricole North America
5/14/10 to 7/6/10	0.40 to 0.68	200,000,000	199,812,111
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/10 to 5/7/10	0.20 to 0.24	75,195,000	75,186,357
DnB NOR Bank ASA
4/1/10 to 4/19/10	0.22 to 0.23 (c)	224,000,000	224,000,000
Gotham Funding Corp.
4/6/10 to 4/26/10	0.20 to 0.23	64,000,000	63,996,204
Groupe BPCE
4/6/10	0.30	43,000,000	42,998,208
Hannover Funding Co. LLC
6/23/10	0.65	23,000,000	22,965,532
Intesa Funding LLC
4/26/10 to 9/16/10	0.22 to 0.35	167,000,000	166,881,534
Irish Republic
4/6/10 to 6/10/10	0.37 to 0.40	121,000,000	120,967,924
Landesbank Hessen-Thuringen
7/6/10 to 9/3/10	0.63	109,000,000	108,759,900
Lloyds TSB Bank PLC
4/7/10	0.20	200,000,000	199,993,500
Natexis Banques Populaires U.S. Finance Co. LLC
5/18/10 to 6/15/10	0.30	152,000,000	151,920,133
Nationwide Building Society
5/24/10 to 6/15/10	0.25 to 0.28	44,000,000	43,976,049
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	24,000,000	23,989,360
Royal Bank of Scotland PLC
5/20/10	0.54	55,000,000	54,959,575
Santander Finance, Inc.
4/30/10	0.23	5,000,000	4,999,074
Skandinaviska Enskilda Banken AB
5/4/10	0.30	23,000,000	22,993,675

Due Date	Yield (a)	Principal Amount	Value
Societe Generale North America, Inc.
4/6/10 to 4/8/10	0.20 to 0.21%	$ 46,000,000	$ 45,998,318
Sumitomo Mitsui Banking Corp.
4/16/10 to 4/20/10	0.20 to 0.21	90,000,000	89,992,142
Sumitomo Trust & Banking Co. Ltd. New York Branch Program
4/1/10 to 4/9/10	0.20	14,000,000	13,999,644
Toyota Credit Canada, Inc.
5/18/10	0.30	25,000,000	24,990,208
Toyota Motor Credit Corp.
4/29/10 to 6/8/10	0.25 to 0.33	91,000,000	90,965,936
UniCredito Italiano Bank (Ireland) PLC
4/9/10 to 5/28/10	0.30 to 0.36	177,000,000	176,948,692
Westpac Banking Corp.
4/13/10 to 5/11/10	0.26 to 0.70 (c)	168,000,000	167,986,000
TOTAL COMMERCIAL PAPER	3,322,250,723
U.S. Government and Government Agency Obligations - 2.6%

Other Government Related - 2.6%
Bank of America NA (FDIC Guaranteed)
4/29/10 to 6/14/10	0.29 to 0.30 (b)(c)	128,976,000	128,976,000
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46	8,000,000	8,100,276
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			137,076,276
Federal Agencies - 13.4%

Federal Home Loan Bank - 13.4%
4/7/10 to 11/24/10	0.14 to 0.82 (c)	697,000,000	697,099,714
U.S. Treasury Obligations - 7.5%

U.S. Treasury Bills - 6.4%
6/3/10 to 12/16/10	0.25 to 0.60	333,871,000	333,441,428
U.S. Treasury Notes - 1.1%
1/31/11	0.47 to 0.48	55,000,000	55,179,685
TOTAL U.S. TREASURY OBLIGATIONS			388,621,113
Repurchase Agreements - 13.2%
	Maturity Amount
In a joint trading account at 0.01% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 39,363,011	39,363,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
BNP Paribas Securities Corp. at 0.2%, dated 3/5/10 due 6/30/10 (Collateralized by U.S. Treasury Obligations valued at $153,330,282, 4.25% - 10.63%, 8/15/15 - 11/15/39)	$ 150,097,500	$ 150,000,000
ING Financial Markets LLC at 0.15%, dated 2/2/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations valued at $102,025,389, 0.88% - 3.63%, 6/15/10 - 3/31/11)	100,037,500	100,000,000
Morgan Stanley & Co., Inc. at 0.2%, dated 3/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $408,596,687, 2.75% - 3.13%, 2/15/19 - 5/15/19)	400,277,778	400,000,000
TOTAL REPURCHASE AGREEMENTS	689,363,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,234,410,826)	5,234,410,826
NET OTHER ASSETS - (0.4)%	(23,106,590)
NET ASSETS - 100%	$ 5,211,304,236
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $137,076,276 or 2.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of cash portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,363,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 39,363,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2010, the cost of investment securities for income tax purposes was $5,234,410,826.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2010

1.814654.105

NCT-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 86.5%
Federal Home Loan Bank:
0.5% 11/24/10	$ 14,565,000	$ 14,569,690
0.75% 3/18/11	15,500,000	15,528,272
0.95% 2/3/11	18,250,000	18,309,458
1.625% 1/21/11	17,425,000	17,578,131
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		65,985,551
U.S. Treasury Obligations - 13.2%
U.S. Treasury Notes 0.875% 1/31/11	10,000,000	10,040,620
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,084,017)		76,026,171
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $152,000)	152,000	$ 152,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $76,236,017)	76,178,171
NET OTHER ASSETS - 0.1%	98,276
NET ASSETS - 100%	$ 76,276,447
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$152,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 152,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $76,236,017. Net unrealized depreciation aggregated $57,846, of which $7,901 related to appreciated investment securities and $65,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 28, 2010
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	May 28, 2010